Investments - Debt Securities by Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Less than one year	$ 1,315
One year through five years	6,596
After five years through ten years	4,899
Greater than ten years	4,296
Net Amortized Cost	22,063	$ 22,174
Fair Value
Less than one year	1,305
One year through five years	6,206
After five years through ten years	4,401
Greater than ten years	3,783
Total	20,280	23,240
Residential mortgage-backed securities
Amortized Cost
Debt securities, maturity, without single maturity date	845
Net Amortized Cost	845	870
Fair Value
Debt securities, maturity, without single maturity date	757
Total	757	875
Commercial mortgage-backed securities
Amortized Cost
Debt securities, maturity, without single maturity date	1,172
Net Amortized Cost	1,172	1,278
Fair Value
Debt securities, maturity, without single maturity date	1,018
Total	1,018	1,310
Other asset-backed securities
Amortized Cost
Debt securities, maturity, without single maturity date	2,940
Net Amortized Cost	2,940	2,791
Fair Value
Debt securities, maturity, without single maturity date	2,810
Total	$ 2,810	$ 2,792